Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (loss) Before Income Taxes:
The Income (loss) Before Income Taxes:	$ 10,841,606	$ 63,403,149	$ 61,949,434
Current Tax
Current Tax	68,079,269	26,767,905	44,422,055
Deferred Tax
Deferred taxes	3,767,909	(11,867,112)	(30,745,061)
Income tax expense (benefit)	71,847,178	14,900,793	13,676,994
The PRC
Income (loss) Before Income Taxes:
The Income (loss) Before Income Taxes:	41,428,159	107,163,481	125,404,634
Current Tax
Current Tax	68,061,301	26,698,260	44,386,281
Deferred Tax
Deferred taxes	3,767,909	(11,867,112)	(30,745,061)
Outside of the PRC
Income (loss) Before Income Taxes:
The Income (loss) Before Income Taxes:	(30,586,553)	(43,760,332)	(63,455,200)
Current Tax
Current Tax	$ 17,968	$ 69,645	$ 35,774